Quarterly Report
September 30, 2021
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
WGO-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Alcoholic Beverages – 3.6%
Diageo PLC	20,352	$980,622
Kweichow Moutai Co. Ltd., “A”	2,400	679,650
Pernod Ricard S.A.	1,990	435,187
		$2,095,459
Apparel Manufacturers – 5.5%
Adidas AG	3,022	$952,253
Burberry Group PLC	24,848	605,007
LVMH Moet Hennessy Louis Vuitton SE	1,114	796,581
NIKE, Inc., “B”	6,151	893,310
		$3,247,151
Brokerage & Asset Managers – 2.2%
Blackstone, Inc.	3,003	$349,369
Charles Schwab Corp.	13,069	951,946
		$1,301,315
Business Services – 9.7%
Accenture PLC, “A”	4,635	$1,482,829
CGI, Inc. (a)	6,912	587,133
Cognizant Technology Solutions Corp., “A”	6,054	449,267
Equifax, Inc.	2,723	690,063
Fidelity National Information Services, Inc.	6,794	826,694
Fiserv, Inc. (a)	9,926	1,076,971
Verisk Analytics, Inc., “A”	3,022	605,216
		$5,718,173
Cable TV – 1.3%
Charter Communications, Inc., “A” (a)	1,019	$741,384
Computer Software – 6.4%
Microsoft Corp.	10,035	$2,829,067
NAVER Corp.	2,872	935,825
		$3,764,892
Computer Software - Systems – 3.2%
Apple, Inc.	10,331	$1,461,837
Samsung Electronics Co. Ltd.	6,500	404,552
		$1,866,389
Construction – 2.1%
Otis Worldwide Corp.	7,460	$613,809
Sherwin-Williams Co.	2,263	633,029
		$1,246,838
Consumer Products – 5.7%
Church & Dwight Co., Inc.	10,546	$870,783
Colgate-Palmolive Co.	6,979	527,473
Estee Lauder Cos., Inc., “A”	1,136	340,720
KOSE Corp.	7,500	898,957
Reckitt Benckiser Group PLC	9,053	708,573
		$3,346,506

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.0%
Amphenol Corp., “A”	13,386	$980,257
Fortive Corp.	10,686	754,111
TE Connectivity Ltd.	4,473	613,785
		$2,348,153
Electronics – 3.2%
Analog Devices, Inc.	3,289	$550,842
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,155	798,856
Texas Instruments, Inc.	2,926	562,406
		$1,912,104
Food & Beverages – 2.4%
Nestle S.A.	9,289	$1,117,642
PepsiCo, Inc.	1,865	280,515
		$1,398,157
Gaming & Lodging – 0.9%
Flutter Entertainment PLC (a)	2,615	$513,355
General Merchandise – 2.6%
B&M European Value Retail S.A.	37,850	$300,498
Dollarama, Inc.	28,319	1,228,364
		$1,528,862
Health Maintenance Organizations – 0.7%
Cigna Corp.	1,979	$396,117
Insurance – 3.2%
Aon PLC	4,003	$1,143,937
Marsh & McLennan Cos., Inc.	4,979	753,970
		$1,897,907
Internet – 10.1%
Alibaba Group Holding Ltd. (a)	69,812	$1,298,504
Alphabet, Inc., “A” (a)	1,348	3,603,905
Tencent Holdings Ltd.	18,400	1,078,870
		$5,981,279
Leisure & Toys – 1.7%
Electronic Arts, Inc.	6,972	$991,767
Machinery & Tools – 1.7%
Daikin Industries Ltd.	2,600	$559,230
Schindler Holding AG	1,618	432,959
		$992,189
Medical & Health Technology & Services – 2.0%
ICON PLC (a)	4,568	$1,196,907
Medical Equipment – 10.8%
Abbott Laboratories	2,748	$324,621
Agilent Technologies, Inc.	2,549	401,544
Becton, Dickinson and Co.	3,037	746,555
Boston Scientific Corp. (a)	27,047	1,173,569
Danaher Corp.	2,977	906,318
Medtronic PLC	4,647	582,502
STERIS PLC	2,736	558,910
Stryker Corp.	3,007	793,006

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	1,552	$886,704
		$6,373,729
Other Banks & Diversified Financials – 5.8%
Credicorp Ltd.	1,406	$155,982
HDFC Bank Ltd.	47,359	1,015,305
Julius Baer Group Ltd.	5,188	343,141
Mastercard, Inc., “A”	1,120	389,402
Moody's Corp.	1,556	552,551
Visa, Inc., “A”	4,351	969,185
		$3,425,566
Pharmaceuticals – 1.2%
Roche Holding AG	2,024	$738,565
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	5,385	$569,210
Railroad & Shipping – 2.4%
Canadian National Railway Co.	3,841	$444,212
Canadian Pacific Railway Ltd.	14,604	950,282
		$1,394,494
Restaurants – 0.9%
Starbucks Corp.	5,099	$562,471
Specialty Chemicals – 0.6%
Croda International PLC	1,241	$141,716
Sika AG	766	242,282
		$383,998
Specialty Stores – 1.9%
Ross Stores, Inc.	5,435	$591,600
TJX Cos., Inc.	7,626	503,163
		$1,094,763
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	4,167	$1,105,963
Utilities - Electric Power – 0.6%
Xcel Energy, Inc.	5,688	$355,500
Total Common Stocks		$58,489,163
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.04% (v)	250,390	$250,390

Other Assets, Less Liabilities – 0.3%		162,283
Net Assets – 100.0%		$58,901,836
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $250,390 and $58,489,163, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$37,378,943	$—	$—	$37,378,943
Canada	3,209,991	—	—	3,209,991
China	679,650	2,377,374	—	3,057,024
Switzerland	—	2,874,589	—	2,874,589
United Kingdom	—	2,736,416	—	2,736,416
Ireland	1,196,907	513,355	—	1,710,262
Japan	—	1,458,187	—	1,458,187
South Korea	—	1,340,377	—	1,340,377
France	—	1,231,768	—	1,231,768
Other Countries	954,838	2,536,768	—	3,491,606
Mutual Funds	250,390	—	—	250,390
Total	$43,670,719	$15,068,834	$—	$58,739,553
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$461,131	$7,876,984	$8,087,725	$—	$—	$250,390
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$197	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2021, are as follows:
United States	64.3%
Canada	5.4%
China	5.2%
Switzerland	4.9%
United Kingdom	4.6%
Ireland	2.9%
Japan	2.4%
South Korea	2.3%
France	2.1%
Other Countries	5.9%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.